Stockholders’ Equity (Details) - MXN ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 21, 2025	Jul. 31, 2025	Mar. 07, 2025	Oct. 28, 2024	Jul. 19, 2024	May 13, 2024	Mar. 06, 2024	Nov. 09, 2023	Aug. 09, 2023	May 15, 2023	Mar. 08, 2023
Stockholders’ Equity [Line Items]
Capital stock amount		$ 321,312	$ 321,312	$ 321,312
Capital stock shares (in Shares)			10,000
Treasury shares (in Shares)		72,626	72,626	72,626
Retained earnings	$ 200,000	$ 1,102,255	$ 892,398	$ 1,178,724	$ 200,000	$ 200,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 150,000	$ 100,000
Amount paid shareholding	$ 105,035				$ 105,035	$ 105,035	$ 131,295	$ 131,295	$ 131,295	$ 131,295	$ 131,295	$ 105,036	$ 105,036	$ 78,777	$ 52,518
Dividend per share (in Pesos per share)	$ 5.4				$ 5.4	$ 5.4	$ 6.7	$ 6.7	$ 6.7	$ 6.7	$ 6.7	$ 5.36	$ 5.36	$ 4.02	$ 2.67
Income tax percentage		5.00%
Legal reserve common stock percentage		20.00%
Net profit amount	$ 35,586
Legal reserve amounts		$ 46,265	10,679	$ 10,679
Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Capital stock amount			$ 50